Revenue	6 Months Ended
Jun. 30, 2018
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Revenue

Note 4—Revenue

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	(EUR’000)		(EUR’000)
Revenue from the rendering of services	18	444	46	816

Total revenue	18	444	46	816

Revenue from external customers (geographical)
USA	18	444	46	816

Total revenue	18	444	46	816